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                                        May 8, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                 Re:      Rule 497(j) Filing for
                          Provident Mutual Variable Annuity Separate Account and Provident Mutual Life Insurance Company
                          (File No. 33-70926)


Dear Commissioners:

         On behalf of Provident Mutual Variable Annuity Separate Account and Provident Mutual Life Insurance Company, I hereby certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information dated May 1, 1998 do not differ from those contained in the most recent Post-Effective Amendment to the Registration Statement, which amendment has been filed electronically.

         If you have any questions or comments regarding this filing, please call the undersigned at (610) 407-1016.

                                        Respectfully,



                                        Adam Scaramella